Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets			$ 17,310
Amortization of Intangible Assets	$ 2,300	$ 1,300	7,100	$ 2,300	$ 47,400
Impairment	563,200		$ 563,200	563,200
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]			Asset Impairment Charges
Hoya Intermediate, LLC
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets					107,365
Impairment					$ 377,101
Developed Technology
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets	17,100		$ 17,300
Accumulated amortization	$ 11,900		9,600
Developed Technology | Hoya Intermediate, LLC
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets			17,300	13,800
Accumulated amortization			9,600	$ 2,500
Definite-lived intangible assets
Goodwill [Line Items]
Loss on asset disposals			$ 300